Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
No-Load Shares
Account Value [Line Items]
Line Graph and Table Measure Name			No-Load Shares
Account Value	$ 18,982	$ 18,982	$ 18,982	$ 18,054	$ 15,796	$ 16,831	$ 14,446	$ 10,405	$ 12,901	$ 12,356	$ 10,998	$ 9,690	$ 10,000
Average Annual Return, Percent	5.14%	12.78%	6.62%
Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
Account Value	$ 17,889	$ 17,889	$ 17,889	17,014	14,887	15,862	13,614	9,805	12,158	11,644	10,364	9,132	10,000
Average Annual Return, Percent	(0.90%)	11.45%	5.99%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.14%	12.78%	6.62%
Neiman Large Cap Value Fund No Load Shares S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 32,482	$ 32,482	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Average Annual Return, Percent	8.25%	9.06%	12.50%
Neiman Large Cap Value Fund Class A S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 32,482	$ 32,482	$ 32,482	$ 30,006	$ 23,103	$ 25,038	$ 21,650	$ 13,847	$ 14,886	$ 13,595	$ 11,926	$ 10,178	$ 10,000
Average Annual Return, Percent	8.25%	9.06%	12.50%